UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number  811-2591
                                   ------------


                          AXP MONEY MARKET SERIES, INC.
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               (Exact name of registrant as specified in charter)


   50606 AXP Financial Center, Minneapolis, Minnesota                55474
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         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
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                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     7/31
                         --------------
Date of reporting period:    7/31
                         --------------

AXP(R)
   Cash
     Management
         Fund

                                                                   Annual Report
                                                            for the Period Ended
                                                                   July 31, 2004

AXP Cash Management Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.

(logo)                                                                   (logo)
American                                                                AMERICAN
  Express(R)                                                             EXPRESS
 Funds                                                                (R)

Table of Contents

Fund Snapshot                                                             3

Questions & Answers
   with Portfolio Management                                              4

Investments in Securities                                                 8

Financial Statements                                                     12

Notes to Financial Statements                                            15

Report of Independent Registered
   Public Accounting Firm                                                22

Federal Income Tax Information                                           23

Fund Expenses Example                                                    25

Board Members and Officers                                               27

Proxy Voting                                                             29

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2   --   AXP CASH MANAGEMENT FUND   --   2004 ANNUAL REPORT
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Fund Snapshot
        AS OF JULY 31, 2004

PORTFOLIO MANAGER

Portfolio manager                 Since               Years in industry
Jamie Jackson, CFA*               7/04                       16

* The Fund is managed by a team of portfolio managers led by Jamie Jackson. The Fund was managed by Jerri Cohen, former team leader, for most of the fiscal year.

FUND OBJECTIVE

For investors seeking maximum current income consistent with liquidity and conservation of capital.

Inception dates
A: 10/6/75      B: 3/20/95      C: 6/26/00      Y: 3/20/95

Ticker symbols
A: IDSXX        B: ACBXX        C: --           Y: IDYXX

Total net assets                                         $4.076 billion

Number of holdings                                                  156

Weighted average maturity                                       40 days

STYLE MATRIX

Shading within the style matrix indicates areas in which the Fund generally invests.

     DURATION
SHORT   INT   LONG
  X                HIGH
                   MEDIUM
                   LOW

SECTOR COMPOSITION

Percentage of portfolio assets

(pie chart)

Commercial paper 75.3%
Certificates of deposit 21.7%
Bank notes 3.0%

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Fund holdings are subject to change.

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3   --   AXP CASH MANAGEMENT FUND   --   2004 ANNUAL REPORT
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Questions & Answers
        WITH PORTFOLIO MANAGEMENT

Below, portfolio manager Jamie Jackson discusses AXP Cash Management Fund's results and positioning for the fiscal year ended July 31, 2004. Mr. Jackson assumed Fund management responsibilities on July 22, 2004.

Q:  How did AXP Cash Management Fund perform for the 12 months ended July 31,
    2004?

A: AXP Cash Management Fund's Class A shares returned 0.35% for the fiscal year. The annualized simple yield was 0.46% and the annualized compound yield was 0.46% for the seven-day period ended July 31, 2004.*

Q:  What factors significantly affected the Fund's performance?

A: Solid economic data and subtle shifts in statements from the Federal Reserve Board (the Fed), which caused a steepening in the short-term yield curve, were the predominant factors affecting the Fund's annual results.

    As the Fund's fiscal year began in August 2003, the Fed stated that it believed its accommodative policy could be maintained for a considerable period. As a result, the short-term yield curve remained relatively flat through much of the first half of the fiscal year, and most investors believed there would be no official increase in interest rates until well into 2004. The Fed's accommodative monetary policy, along with federal tax cuts, successfully reinvigorated the economy during the second half of 2003.

    On Jan. 28, 2004, the Fed substituted the word patient for considerable period. On May 4, 2004, the Fed indicated it believed its policy accommodation could be

(bar chart)
                                FUND PERFORMANCE
                        For the year ended July 31, 2004

1.0%

0.8%

0.6%

0.4%                                  (bar 1)
                                      +0.35%
0.2%

0.0%

(bar 1)  AXP Cash Management Fund
         Class A

Past performance is no guarantee of future results. The performance of Class B, Class C and Class Y may vary from that shown above because of differences in expenses.

* Past performance does not guarantee future results. The Fund is neither insured nor guaranteed by the FDIC (Federal Deposit Insurance Corporation) or any other government agency. Yields will fluctuate. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund. The seven-day current yield more closely reflects the current earnings of the Fund than the total return.

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4   --   AXP CASH MANAGEMENT FUND   --   2004 ANNUAL REPORT

Questions & Answers

(begin callout quote)> We believe the Fund is strategically positioned to navigate the anticipated higher interest rate environment.(end callout quote)

    removed at "a pace that is likely to be measured." This change served to remind investors that short-term interest rates would rise eventually. Indeed, in April 2004, the markets were already pricing in the probability of an interest rate hike by the Fed some time this summer.

AVERAGE ANNUAL TOTAL RETURNS
                                 Class A                 Class B                            Class C                 Class Y
(Inception dates)               (10/6/75)               (3/20/95)                          (6/26/00)               (3/20/95)
                                 NAV(1)          NAV(2)      After CDSC(3)          NAV(2)     After CDSC(4)        NAV(1)
as of July 31, 2004
1 year                           +0.35%          +0.06%         -3.94%              +0.06%        +0.06%            +0.48%
3 years                          +1.00%          +0.46%         -0.54%              +0.46%        +0.46%            +1.08%
5 years                          +2.76%          +2.12%         +1.93%                N/A           N/A             +2.81%
10 years                         +3.91%            N/A            N/A                 N/A           N/A               N/A
Since inception                  +6.40%          +3.18%         +3.18%              +1.62%        +1.62%            +3.91%

as of June 30, 2004
1 year                           +0.34%          +0.06%         -3.94%              +0.06%        +0.06%            +0.47%
3 years                          +1.09%          +0.54%         -0.46%              +0.54%        +0.54%            +1.16%
5 years                          +2.82%          +2.18%         +2.00%                N/A           N/A             +2.87%
10 years                         +3.93%            N/A            N/A                 N/A           N/A               N/A
Since inception                  +6.42%          +3.21%         +3.21%              +1.66%        +1.66%            +3.94%

The performance information shown represents the past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by calling (888) 723-8476 or visiting www.americanexpress.com/funds. You should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.

(1) Sales charge is not applicable to these shares. Class Y shares available to institutional investors only.

(2) Excluding sales charge.

(3) Returns at maximum contingent deferred sales charge (CDSC). CDSC applies as follows: first year 5%; second and third year 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter.

(4) 1% CDSC applies to redemptions made within the first year of purchase.

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5   --   AXP CASH MANAGEMENT FUND   --   2004 ANNUAL REPORT

Questions & Answers

    During these same spring months, indicators started appearing that the U.S. economy was continuing to expand, the idea of a jobless recovery dissipated, and the market became concerned about an uptick in inflation. As a result, the money market yield curve began to steepen. Finally, after much anticipation, the Fed raised the targeted federal funds rate on June 30, 2004 by a quarter-percentage point, to 1.25%, stating that its monetary policy remained accommodative, even after this action. The interest rate environment was rather benign in July, as investors awaited another quarter percentage point increase by the Fed at its August 10 meeting.

Q:  What changes did you make to the Fund during the period?

A: As always, we attempt to maximize the Fund's yield without taking unnecessary risks. During the first half of the fiscal year, it appeared that interest rates were likely to stay low for a considerable period of time. Thus, we tried to selectively extend the maturity of the Fund when the yield curve provided attractive opportunities. In October and November, when the yield curve steepened slightly, we extended the average maturity to lock in some higher rates. When the yield curve flattened again, we moved back to a neutral duration. Indeed, during most of the second half of the fiscal year, we gradually reduced the Fund's average maturity by purchasing shorter maturities and by shifting from fixed rate securities to variable rate securities. Since variable rate securities reset to higher or lower interest rates as market rates rise or fall, we believe these securities offer good value in a rising interest rate environment.

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6   --   AXP CASH MANAGEMENT FUND   --   2004 ANNUAL REPORT

Questions & Answers

    After strong payroll numbers were released in April, indicating that more than 300,000 new jobs had been added to the economy in March, sentiment grew that a change in the Fed's monetary policy may come sooner rather than later. Thus, we shortened the Fund's average maturity further. At the end of the fiscal year, the Fund had a shorter average maturity and a higher position in variable rate securities than it did at the start of the annual period. All of the Fund's investments continued to be in high- quality securities with minimal credit risk. With these adjustments, we believe the Fund is strategically positioned to navigate the anticipated higher interest rate environment.

Q:  How do you intend to manage the Fund in the coming months?

A: We believe money market interest rates will continue to move higher in the months ahead, as the U.S. economy continues to expand. We believe modestly rising inflation, estimated to reach an annualized rate of about 2.3% by the end of 2004, may prompt the Federal Reserve Board to move the targeted federal funds rate from its current 1.25% to approximately 2.00% by the end of 2004 in a series of gradual increases. As a result, the money market yield curve may steepen further, as anticipated rate hikes get priced in.

    We will continue to closely monitor economic data, Fed policy, and any shifts in the money market yield curve, striving to strategically adjust our portfolio positioning accordingly.

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7   --   AXP CASH MANAGEMENT FUND   --   2004 ANNUAL REPORT

Investments in Securities

AXP Cash Management Fund

July 31, 2004

(Percentages represent value of investments compared to net assets)

Bank notes (3.0%)
Issuer                  Effective                 Amount           Value(a)
                          yield                 payable at
                                                 maturity
La Salle Bank
   09-16-04               1.15%                $35,100,000      $35,100,000
   10-13-04               1.15                  42,500,000       42,500,000
Natl City Bank of Indiana
   01-10-05               1.32                  43,000,000(c)    42,998,078

Total bank notes
(Cost: $120,598,078)                                           $120,598,078

Certificates of deposit (21.6%)
Issuer                  Effective                 Amount           Value(a)
                          yield                 payable at
                                                 maturity
AmSouth Bank
   05-06-05               1.30%                $33,000,000(c)   $32,994,885
Bayerische Landesbank Girozentrale
   10-22-04               1.53                  23,000,000       22,983,159
Bayerische Landesbank Girozentrale NY Yankee
   08-26-04               1.12                  50,000,000       50,000,000
BNP Paribas NY Yankee
   09-04-04               1.39                  27,000,000       27,000,000
   11-16-04               1.43                  42,000,000       42,000,000
   11-19-04               1.49                  42,000,000       41,998,089
Calyon NY Yankee
   10-19-04               1.54                  25,000,000       25,000,000
Canadian Imperial Bank of Commerce Yankee
   05-31-05               1.41                  42,000,000(c)    41,990,490
Credit Agricole Indosuez NY Yankee
   08-23-04               1.12                  18,000,000       18,000,000
   09-13-04               1.13                  34,700,000       34,700,000
   10-29-04               1.17                  37,700,000       37,700,000
Credit Suisse First Boston NY
   09-14-04               1.42                  24,000,000       24,000,000
Deutsche Bank NY Yankee
   11-02-04               1.24                  28,500,000       28,500,000
Fortis Bank NY Yankee
   09-16-04               1.15                  34,600,000       34,600,000
HBOS Treasury Services
   10-26-04               1.58                  40,000,000       40,000,000
HBOS Treasury Services NY Yankee
   08-05-04               1.10                  34,000,000       34,000,000
Landesbank Baden-Wuerttemberg Girozentrale NY
  Yankee
   08-20-04               1.19                  33,000,000       33,000,091
Natexis Banques Populair NY Yankee
   09-03-04               1.10                  28,000,000       28,000,000
   09-17-04               1.11                  43,000,000       43,000,000
   10-18-04               1.20                  38,000,000       38,000,000
Standard Chartered NY Yankee
   10-15-04               1.54                  33,000,000       33,000,000
Toronto Dominion NY Yankee
   09-15-04               1.43                  33,600,000       33,600,000
Wells Fargo Bank
   08-11-04               1.30                  34,100,000       34,100,000
   08-13-04               1.31                  24,000,000       24,000,000
Westdeutsche Landesbank Girozentrale
   09-15-04               1.16                  35,000,000       35,000,000
Westdeutsche Landesbank NY Yankee
   08-02-04               1.14                  21,500,000       21,500,000
   09-23-04               1.38                  21,000,000(c)    20,999,376

Total certificates of deposit
(Cost: $879,666,090)                                           $879,666,090

Commercial paper (75.1%)
Issuer                  Effective                 Amount           Value(a)
                          yield                 payable at
                                                 maturity

Asset-backed (46.4%)
Alpine Securitization
   08-04-04               0.95%                $19,800,000(b)   $19,797,382
   08-23-04               1.25                   4,000,000(b)     3,996,678
Amsterdam Funding
   08-10-04               1.20                  30,000,000(b)    29,989,000
   09-14-04               1.40                  42,400,000       42,324,210
   09-21-04               1.44                  31,100,000       31,034,414

See accompanying notes to investments in securities.

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8   --   AXP CASH MANAGEMENT FUND   --   2004 ANNUAL REPORT

Issuer                  Effective                 Amount           Value(a)
                          yield                 payable at
                                                 maturity

Asset-backed (cont.)
Beta Finance
   08-16-04               1.17%                $ 8,000,000(b)   $ 7,995,591
   09-03-04               1.41                  14,700,000(b)    14,679,869
   09-08-04               1.43                  28,000,000       27,955,713
   09-20-04               1.42                  15,000,000       14,969,400
CAFCO LLC
   09-09-04               1.39                  29,000,000       28,954,244
CC (USA)/Centari
   08-03-04               0.84                  52,400,000(b)    52,395,108
   08-12-04               1.09                  13,000,000(b)    12,994,887
   08-31-04               1.07                  10,000,000(b)     9,990,528
   10-12-04               1.51                  30,000,000       29,906,925
CHARTA LLC
   08-02-04               0.81                  42,000,000(b)    41,997,177
   08-09-04               1.12                  26,600,000(b)    26,591,754
   09-24-04               1.48                  28,500,000       28,434,688
CIESCO LLC
   08-25-04               1.32                   8,200,000        8,192,199
CRC Funding LLC
   08-04-04               0.94                  30,900,000(b)    30,895,949
   08-06-04               1.11                  24,500,000(b)    24,494,692
   08-09-04               1.16                  16,400,000       16,394,711
CXC LLP
   08-06-04               1.00                  23,700,000(b)    23,695,379
   08-19-04               1.25                   7,500,000        7,494,775
   09-09-04               1.43                  23,900,000       23,861,229
   11-15-04               1.47                  18,000,000(b)    17,920,820
Dorado Finance
   08-13-04               1.09                   9,500,000(b)     9,495,986
   08-16-04               1.18                  15,000,000(b)    14,991,667
   09-10-04               1.37                  30,000,000(b)    29,952,167
   09-13-04               1.40                  24,400,000       24,357,354
Edison Asset Securitization
   08-10-04               1.06                  48,700,000(b)    48,684,172
   09-08-04               1.09                  10,600,000(b)    10,587,139
   10-01-04               1.12                  18,000,000(b)    17,964,660
Fairway Finance
   08-18-04               1.28                   5,900,000        5,896,018
   08-24-04               1.37                  20,000,000       19,980,933
   08-27-04               1.35                  22,000,000       21,976,983
   09-24-04               1.44                  35,000,000       34,921,701
   09-27-04               1.47                  16,277,000       16,237,926
Falcon Asset Securitization
   08-05-04               1.08                  17,700,000       17,696,804
FCAR Owner Trust I
   08-16-04               1.05                  31,600,000       31,584,270
   08-19-04               1.09                  17,000,000       16,989,682
   09-16-04               1.43                  21,900,000       21,858,256
   10-05-04               1.51                  10,000,000        9,971,950
Galaxy Funding
   08-11-04               1.06                  45,600,000(b)    45,583,836
   08-13-04               1.08                  16,700,000(b)    16,693,005
   09-02-04               1.41                  23,500,000       23,468,765
   10-15-04               1.53                  28,000,000       27,908,378
   10-19-04               1.54                  10,000,000        9,965,556
Grampian Funding LLC
   08-18-04               1.00                  26,000,000(b)    25,986,220
   08-30-04               1.04                  32,300,000(b)    32,271,199
   09-22-04               1.07                  13,600,000(b)    13,578,176
   09-27-04               1.07                   9,600,000(b)     9,583,141
   10-05-04               1.18                  25,000,000(b)    24,945,000
Greyhawk Funding LLC
   09-20-04               1.52                  20,000,000(b)    19,956,083
   09-22-04               1.45                  30,000,000       29,935,075
   10-20-04               1.54                  22,000,000       21,923,275
Jupiter Securitization
   08-03-04               1.00                  14,300,000       14,298,415
   08-17-04               1.27                  21,000,000       20,986,712
K2 (USA) LLC
   08-02-04               0.83                   6,000,000(b)     5,999,583
   08-09-04               0.98                  27,200,000(b)    27,192,588
   09-28-04               1.47                   8,300,000        8,279,732
   10-04-04               1.25                  35,500,000(b)    35,418,705
   10-15-04               1.54                  10,000,000        9,967,067
Kitty Hawk Funding
   08-12-04               1.20                  21,400,000       21,390,727
   08-18-04               1.28                  21,000,000       20,985,825
   08-23-04               1.32                  30,000,000       29,973,550
Old Line Funding
   09-01-04               1.36                  10,000,000        9,987,556
   09-07-04               1.41                  22,900,000       22,865,192
Park Avenue Receivables
   08-06-04               1.04                  22,800,000(b)    22,795,402
   09-17-04               1.41                  21,000,000       20,959,680
   09-20-04               1.42                  20,800,000       20,757,568
Preferred Receivables Funding
   08-24-04               1.35                   4,900,000        4,895,427
Receivables Capital
   08-23-04               1.31                   4,500,000        4,496,061
   10-15-04               1.52                  17,000,000       16,944,731

See accompanying notes to investments in securities.

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9   --   AXP CASH MANAGEMENT FUND   --   2004 ANNUAL REPORT
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Commercial paper (continued)
Issuer                  Effective                 Amount           Value(a)
                          yield                 payable at
                                                 maturity

Asset-backed (cont.)
Scaldis Capital LLC
   08-12-04               1.08%                $ 8,000,000(b)   $ 7,996,880
   08-26-04               1.03                  18,896,000(b)    18,881,398
   10-26-04               1.60                  21,000,000       20,918,293
Sheffield Receivables
   08-16-04               1.16                   7,000,000(b)     6,996,173
   09-02-04               1.25                  14,700,000(b)    14,682,617
Sigma Finance
   06-10-05               1.41                  85,000,000(c)    85,059,108
White Pine Finance LLC
   08-25-04               1.26                  30,000,000(b,c)  29,999,479
   09-15-04               1.33                  16,700,000(b,c)  16,699,361
   10-27-04               1.61                   8,064,000        8,032,067
   10-28-04               1.61                  11,554,000       11,507,726
   12-15-04               1.34                  15,000,000(b,c)  14,998,865
Windmill Funding
   08-31-04               1.35                  33,000,000       32,960,501
   09-01-04               1.35                  28,000,000       27,965,404
   09-23-04               1.46                  17,500,000       17,461,150
   10-05-04               1.49                  15,000,000       14,958,475
   10-06-04               1.50                  10,000,000        9,971,711
Total                                                         1,889,186,428

Banks and savings & loans (20.0%)
Abbey National North America LLC
   08-30-04               1.35                  27,000,000       26,968,725
   09-28-04               1.48                  30,000,000       29,926,250
   09-29-04               1.50                  29,100,000       29,026,280
Bank of Ireland
   08-02-04               0.78                  17,900,000(b)    17,898,837
   08-20-04               1.08                  38,000,000(b)    37,976,144
   09-08-04               1.20                  17,000,000(b)    16,977,347
   09-14-04               1.39                  23,000,000       22,959,175
Barclays U.S. Funding
   09-20-04               1.42                  31,000,000       30,936,760
Danske
   09-30-04               1.11                  30,000,000       29,942,558
DEPFA Bank
   08-18-04               1.27                  10,000,000(b)     9,993,300
   10-04-04               1.49                  41,600,000       41,486,582
   10-07-04               1.49                  20,000,000       19,942,956
   06-15-05               1.27                  50,000,000(b,c)  49,997,946
Deutsche Bank Financial LLC
   08-24-04               1.08                  34,000,000       33,974,613
Dexia Delaware LLC
   10-04-04               1.51                  10,000,000        9,972,375
HBOS Treasury Services
   09-21-04               1.09                  18,000,000       17,971,140
ING (US) Funding LLC
   08-12-04               1.01                  12,000,000       11,995,640
   09-02-04               1.25                  27,500,000       27,467,481
   10-08-04               1.50                  29,200,000       29,114,931
Northern Rock
   08-27-04               1.21                  42,500,000(b)    42,460,156
   07-08-05               1.42                  59,300,000(c)    59,300,001
Societe Generale North America
   09-17-04               1.39                  31,000,000       30,941,513
Spintab
   08-12-04               1.02                  25,000,000       24,990,750
Svenska Handelsbaken
   08-03-04               0.90                   5,368,000        5,367,463
Swedbank
   11-22-04               1.18                  35,000,000       34,868,108
UBS Finance (Delaware) LLC
   09-07-04               1.27                   1,900,000        1,897,393
Westpac Banking
   07-11-05               1.41                  59,300,000(c)    59,300,001
Westpac Capital
   08-17-04               1.00                  19,400,000       19,390,289
   10-01-04               1.13                  43,400,000       43,314,044
Total                                                           816,358,758

See accompanying notes to investments in securities.

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10   --   AXP CASH MANAGEMENT FUND   --   2004 ANNUAL REPORT

Issuer                  Effective                 Amount           Value(a)
                          yield                 payable at
                                                 maturity

Broker dealers (5.3%)
Goldman Sachs Group
   01-18-05               1.39%                $42,500,000(b,c) $42,500,000
Lehman Brothers Holdings
   05-16-05               1.38                  42,500,000(c)    42,500,000
   08-22-05               1.50                  42,000,000(c)    42,000,000
Merrill Lynch
   02-23-05               1.32                  60,000,000(c)    60,000,000
Morgan Stanley
   08-25-04               1.33                  28,300,000       28,272,879
Total                                                           215,272,879

Finance companies (1.4%)
Household Finance
   10-06-04               1.49                  56,900,000       56,740,095

Financial services (2.0%)
American Honda Finance
   05-06-05               1.13                  55,000,000(b,c)  55,000,000
General Electric Capital
   09-03-04               1.24                  12,100,000       12,085,372
   09-20-04               1.46                  14,800,000       14,768,760
Total                                                            81,854,132

Total commercial paper
(Cost: $3,059,412,292)                                       $3,059,412,292

Total investments in securities
(Cost: $4,059,676,460)(d)                                    $4,059,676,460

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board. As of July 31, 2004, the value of these securities amounted to $1,112,172,046 or 27.3% of net assets.

(c) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on July 31, 2004.

(d) Also represents the cost of securities for federal income tax purposes at July 31, 2004.

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
11   --   AXP CASH MANAGEMENT FUND   --   2004 ANNUAL REPORT

Financial Statements

Statement of assets and liabilities
AXP Cash Management Fund

July 31, 2004
Assets
Investments in securities, at value (Note 1)
    (identified cost $4,059,676,460)                                                                 $4,059,676,460
Cash in bank on demand deposit                                                                           12,679,546
Capital shares receivable                                                                                   193,665
Accrued interest receivable                                                                               4,184,942
                                                                                                          ---------
Total assets                                                                                          4,076,734,613
                                                                                                      -------------
Liabilities
Dividends payable to shareholders                                                                           103,073
Capital shares payable                                                                                      289,138
Accrued investment management services fee                                                                   35,378
Accrued distribution fee                                                                                     13,823
Accrued transfer agency fee                                                                                  15,532
Accrued administrative services fee                                                                           2,694
Other accrued expenses                                                                                      365,979
                                                                                                            -------
Total liabilities                                                                                           825,617
                                                                                                            -------
Net assets applicable to outstanding capital stock                                                   $4,075,908,996
                                                                                                     ==============
Represented by
Capital stock -- $.01 par value (Note 1)                                                             $   40,759,751
Additional paid-in capital                                                                            4,035,148,678
Accumulated net realized gain (loss)                                                                            567
                                                                                                                ---
Total -- representing net assets applicable to outstanding capital stock                             $4,075,908,996
                                                                                                     ==============
Net assets applicable to outstanding shares:                Class A                                  $3,680,034,168
                                                            Class B                                  $  179,662,934
                                                            Class C                                  $    3,463,379
                                                            Class I                                  $    3,855,589
                                                            Class Y                                  $  208,892,926
Net asset value per share of outstanding capital stock:     Class A shares        3,679,836,403      $         1.00
                                                            Class B shares          179,844,168      $         1.00
                                                            Class C shares            3,463,583      $         1.00
                                                            Class I shares            3,855,614      $         1.00
                                                            Class Y shares          208,975,333      $         1.00
                                                                                    -----------      --------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
12   --   AXP CASH MANAGEMENT FUND   --   2004 ANNUAL REPORT

Statement of operations
AXP Cash Management Fund

Year ended July 31, 2004
Investment income
Income:
Interest                                                                                                $50,918,032
                                                                                                        -----------
Expenses (Note 2):
Investment management services fee                                                                       14,155,568
Distribution fee
    Class A                                                                                               4,057,483
    Class B                                                                                               1,720,400
    Class C                                                                                                  24,969
Transfer agency fee                                                                                      11,085,816
Incremental transfer agency fee
    Class A                                                                                                 978,880
    Class B                                                                                                  57,733
    Class C                                                                                                     785
Administrative services fees and expenses                                                                 1,171,667
Compensation of board members                                                                                31,596
Custodian fees                                                                                              563,200
Printing and postage                                                                                      2,115,775
Registration fees                                                                                           460,545
Audit fees                                                                                                   36,500
Other                                                                                                        74,898
                                                                                                             ------
Total expenses                                                                                           36,535,815
    Expenses waived/reimbursed by AEFC (Note 2)                                                            (830,974)
                                                                                                           --------
                                                                                                         35,704,841
    Earnings credits on cash balances (Note 2)                                                             (207,888)
                                                                                                           --------
Total net expenses                                                                                       35,496,953
                                                                                                         ----------
Investment income (loss) -- net                                                                          15,421,079
                                                                                                         ----------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on security transactions (Note 3)                                                      568
                                                                                                                ---
Net increase (decrease) in net assets resulting from operations                                         $15,421,647
                                                                                                        ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
13   --   AXP CASH MANAGEMENT FUND   --   2004 ANNUAL REPORT

Statements of changes in net assets
AXP Cash Management Fund

Year ended July 31,                                                                2004                    2003
Operations and distributions
Investment income (loss) -- net                                            $    15,421,079          $    43,432,989
Net realized gain (loss) on investments                                                568                       --
                                                                                ----------               ----------
Net increase (decrease) in net assets resulting from operations                 15,421,647               43,432,989
                                                                                ----------               ----------
Distributions to shareholders from:
    Net investment income
    Class A                                                                    (14,160,516)             (40,755,461)
    Class B                                                                       (125,090)                (747,377)
    Class C                                                                         (1,867)                  (9,174)
    Class I                                                                         (6,853)                      --
    Class Y                                                                     (1,129,354)              (1,920,977)
                                                                                ----------               ----------
Total distributions                                                            (15,423,680)             (43,432,989)
                                                                               -----------              -----------
Capital share transactions at constant $1 net asset value
Proceeds from sales
    Class A shares (Note 2)                                                  5,680,515,833            7,310,087,893
    Class B shares                                                             283,348,104              399,414,994
    Class C shares                                                              10,376,462               19,021,332
    Class I shares                                                               4,495,636                       --
    Class Y shares                                                             155,083,714              263,665,221
Reinvestment of distributions at net asset value
    Class A shares                                                              14,185,892               40,976,910
    Class B shares                                                                 124,964                  754,160
    Class C shares                                                                   1,819                    8,811
    Class I shares                                                                   6,715                       --
    Class Y shares                                                               1,129,058                1,907,585
Payments for redemptions
    Class A shares                                                          (6,663,553,410)          (8,468,383,146)
    Class B shares (Note 2)                                                   (382,008,022)            (501,593,543)
    Class C shares (Note 2)                                                    (11,347,919)             (18,156,196)
    Class I shares                                                                (646,737)                      --
    Class Y shares                                                            (209,572,966)            (205,942,507)
                                                                              ------------             ------------
Increase (decrease) in net assets from capital share transactions           (1,117,860,857)          (1,158,238,486)
                                                                            --------------           --------------
Total increase (decrease) in net assets                                     (1,117,862,890)          (1,158,238,486)
Net assets at beginning of year                                              5,193,771,886            6,352,010,372
                                                                             -------------            -------------
Net assets at end of year                                                  $ 4,075,908,996          $ 5,193,771,886
                                                                           ===============          ===============
Undistributed net investment income                                        $            --          $         2,601
                                                                           ---------------          ---------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
14   --   AXP CASH MANAGEMENT FUND   --   2004 ANNUAL REPORT

Notes to Financial Statements

AXP Cash Management Fund

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of AXP Money Market Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) (the 1940 Act) as a diversified, open-end management investment company. AXP Money Market Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. The Fund invests primarily in money market instruments.

The Fund offers Class A, Class B, Class C and Class Y shares.

o  Class A shares have no sales charge.

o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.

o  Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

Effective March 4, 2004, the Fund offers an additional class of shares, Class I, exclusively to certain institutional investors. Class I shares have no sales charge and are made available through a separate prospectus supplement provided to investors eligible to purchase the shares. As of July 31, 2004, American Express Financial Corporation (AEFC) and the AXP Portfolio Builder Series funds owned 100% of Class I shares, which represents 0.09% of the Fund's net assets.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee and incremental transfer agency fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities

Pursuant to Rule 2a-7 of the 1940 Act, all securities are valued daily at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1 per share.

--------------------------------------------------------------------------------
15   --   AXP CASH MANAGEMENT FUND   --   2004 ANNUAL REPORT

Federal taxes

The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

The tax character of distributions paid for the years indicated is as follows:

Year ended July 31,                                2004             2003

Class A
Distributions paid from:
      Ordinary income                           $14,160,516      $40,755,461
      Long-term capital gain                             --               --
Class B
Distributions paid from:
      Ordinary income                               125,090          747,377
      Long-term capital gain                             --               --
Class C
Distributions paid from:
      Ordinary income                                 1,867            9,174
      Long-term capital gain                             --               --
Class I*
Distributions paid from:
      Ordinary income                                 6,853              N/A
      Long-term capital gain                             --              N/A
Class Y
Distributions paid from:
      Ordinary income                             1,129,354        1,920,977
      Long-term capital gain                             --               --

* Inception date was March 4, 2004.

As of July 31, 2004, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income                                       $103,640
Accumulated long-term gain (loss)                                   $     --
Unrealized appreciation (depreciation)                              $     --

--------------------------------------------------------------------------------
16   --   AXP CASH MANAGEMENT FUND   --   2004 ANNUAL REPORT

Dividends to shareholders

Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash.

Other

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium and discount, is recognized daily.

2. EXPENSES AND SALES CHARGES

The Fund has agreements with AEFC to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.36% to 0.25% annually.

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.03% to 0.02% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other American Express mutual funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o  Class A $22.00

o  Class B $23.00

o  Class C $22.50

o  Class Y $20.00

The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y.

Class I pays a transfer agency fee at an annual rate per shareholder account of $1. This amount is included in the transfer agency fee on the statement of operations.

--------------------------------------------------------------------------------
17   --   AXP CASH MANAGEMENT FUND   --   2004 ANNUAL REPORT

In addition, AECSC is entitled to charge an annual closed account fee of $5 per inactive account, charged on a pro rata basis from the date the account becomes inactive until the date the account is purged from the transfer agent system generally within one year. However, the closed account fee is currently not effective.

The Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate up to 0.10% of the Fund's average daily net assets attributable to Class A shares, up to 0.85% for Class B shares and up to 0.75% for Class C shares. As of July 31, 2004, the Fund paid an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares.

Sales charges received by the Distributor for distributing Fund shares were $1,549,521 for Class B and $6,724 for Class C for the year ended July 31, 2004.

AEFC and its affiliates may limit the expenses of one or more classes for the purpose of increasing its yield. This expense limitation policy may be revised or terminated at any time without notice. As of July 31, 2004, AEFC and its affiliates waived certain fees and expenses to 1.07% for Class B and 1.07% for Class C.

During the year ended July 31, 2004, the Fund's custodian and transfer agency fees were reduced by $207,888 as a result of earnings credits from overnight cash balances.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities aggregated $17,406,799,461 and $18,557,270,202, respectively, for the year ended July 31,
2004. Realized gains and losses are determined on an identified cost basis.

4. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by Deutsche Bank, whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the LIBOR plus 0.50%, the IBOR plus 0.50% or the higher of the Federal Funds Rate plus 0.25% and the Prime Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.09% per annum. The Fund had no borrowings outstanding during the year ended July 31, 2004.

--------------------------------------------------------------------------------
18   --   AXP CASH MANAGEMENT FUND   --   2004 ANNUAL REPORT

5. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

Class A
Per share income and capital changes(a)
Fiscal period ended July 31,                                                   2004      2003       2002       2001      2000
Net asset value, beginning of period                                          $1.00     $1.00      $1.00      $1.00     $1.00
Income from investment operations:
Net investment income (loss)                                                    --        .01        .02        .05       .05
Less distributions:
Dividends from net investment income                                            --       (.01)      (.02)      (.05)     (.05)
Net asset value, end of period                                                $1.00     $1.00      $1.00      $1.00     $1.00

Ratios/supplemental data
Net assets, end of period (in millions)                                      $3,680    $4,649     $5,766     $6,149    $5,438
Ratio of expenses to average daily net assets(b)                               .78%      .69%       .59%       .59%      .58%
Ratio of net investment income (loss) to average daily net assets              .35%      .78%      1.89%      5.18%     5.37%
Total return(c)                                                                .35%      .77%      1.93%      5.35%     5.55%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)  Total return does not reflect payment of a sales charge.

Class B
Per share income and capital changes(a)
Fiscal period ended July 31,                                                   2004      2003       2002       2001      2000
Net asset value, beginning of period                                          $1.00     $1.00      $1.00      $1.00     $1.00
Income from investment operations:
Net investment income (loss)                                                     --        --        .01        .05       .05
Less distributions:
Dividends from net investment income                                             --        --       (.01)      (.05)     (.05)
Net asset value, end of period                                                $1.00     $1.00      $1.00      $1.00     $1.00

Ratios/supplemental data
Net assets, end of period (in millions)                                        $180      $278       $380       $273      $232
Ratio of expenses to average daily net assets(b)                              1.07%(c)  1.26%(c)   1.34%      1.34%     1.33%
Ratio of net investment income (loss) to average daily net assets              .05%      .21%      1.13%      4.37%     4.64%
Total return(d)                                                                .06%      .20%      1.13%      4.57%     4.76%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class B would have been 1.43% and 1.38% for the years ended July 31, 2004 and 2003, respectively.

(d)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
19   --   AXP CASH MANAGEMENT FUND   --   2004 ANNUAL REPORT

Class C
Per share income and capital changes(a)
Fiscal period ended July 31,                                            2004      2003       2002       2001      2000(b)
Net asset value, beginning of period                                   $1.00     $1.00      $1.00      $1.00     $1.00
Income from investment operations:
Net investment income (loss)                                              --        --        .01        .05        --
Less distributions:
Dividends from net investment income                                      --        --       (.01)      (.05)       --
Net asset value, end of period                                         $1.00     $1.00      $1.00      $1.00     $1.00

Ratios/supplemental data
Net assets, end of period (in millions)                                   $3        $4         $4         $1       $--
Ratio of expenses to average daily net assets(c)                       1.07%(e)  1.27%(e)   1.34%      1.34%     1.33%(d)
Ratio of net investment income (loss) to average daily net assets       .06%      .21%       .99%      3.88%     6.10%(d)
Total return(f)                                                         .06%      .20%      1.14%      4.68%      .63%(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date was June 26, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class C would have been 1.43% and 1.38% for the years ended July 31, 2004 and 2003, respectively.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.

Class I
Per share income and capital changes(a)
Fiscal period ended July 31,                                            2004(b)
Net asset value, beginning of period                                   $1.00
Income from investment operations:
Net investment income (loss)                                              --
Less distributions:
Dividends from net investment income                                      --
Net asset value, end of period                                         $1.00

Ratios/supplemental data
Net assets, end of period (in millions)                                   $4
Ratio of expenses to average daily net assets(c)                        .43%(d)
Ratio of net investment income (loss) to average daily net assets       .77%(d)
Total return(e)                                                         .30%(f)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date was March 4, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e)  Total return does not reflect payment of a sales charge.

(f)  Not annualized.

--------------------------------------------------------------------------------
20   --   AXP CASH MANAGEMENT FUND   --   2004 ANNUAL REPORT

Class Y
Per share income and capital changes(a)
Fiscal period ended July 31,                                                   2004      2003       2002       2001      2000
Net asset value, beginning of period                                          $1.00     $1.00      $1.00      $1.00     $1.00
Income from investment operations:
Net investment income (loss)                                                     --       .01        .02        .05       .05
Less distributions:
Dividends from net investment income                                             --      (.01)      (.02)      (.05)     (.05)
Net asset value, end of period                                                $1.00     $1.00      $1.00      $1.00     $1.00

Ratios/supplemental data
Net assets, end of period (in millions)                                        $209      $262       $203       $174      $142
Ratio of expenses to average daily net assets(b)                               .65%      .62%       .57%       .57%      .57%
Ratio of net investment income (loss) to average daily net assets              .47%      .82%      1.86%      5.18%     5.42%
Total return(c)                                                                .48%      .85%      1.95%      5.37%     5.56%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
21   --   AXP CASH MANAGEMENT FUND   --   2004 ANNUAL REPORT

Report of Independent
                Registered Public Accounting Firm

THE BOARD AND SHAREHOLDERS

AXP MONEY MARKET SERIES, INC.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of AXP Cash Management Fund (a series of AXP Money Market Series, Inc.) as of July 31, 2004, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended July 31, 2004, and the financial highlights for each of the years in the five-year period ended July 31, 2004. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2004, by correspondence with the custodian or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AXP Cash Management Fund as of July 31, 2004, and the results of its operations, changes in its net assets, and the financial highlights for each of the periods stated in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Minneapolis, Minnesota

September 20, 2004

--------------------------------------------------------------------------------
22   --   AXP CASH MANAGEMENT FUND   --   2004 ANNUAL REPORT

Federal Income Tax Information

(UNAUDITED)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

AXP Cash Management Fund
Fiscal year ended July 31, 2004

Class A

Income distributions -- taxable as dividend income:
     Qualified Dividend Income for individuals                           0.00%
     Dividends Received Deduction for corporations                       0.00%

Payable date                                                         Per share
Aug. 22, 2003                                                         $0.00025
Sept. 22, 2003                                                         0.00026
Oct. 23, 2003                                                          0.00033
Nov. 21, 2003                                                          0.00028
Dec. 30, 2003                                                          0.00039
Jan. 29, 2004                                                          0.00030
Feb. 26, 2004                                                          0.00027
March 30, 2004                                                         0.00029
April 29, 2004                                                         0.00026
May 27, 2004                                                           0.00025
June 29, 2004                                                          0.00033
July 29, 2004                                                          0.00034
Total distributions                                                   $0.00355

Class B

Income distributions -- taxable as dividend income:
     Qualified Dividend Income for individuals                           0.00%
     Dividends Received Deduction for corporations                       0.00%

Payable date                                                         Per share
Aug. 22, 2003                                                         $0.00004
Sept. 22, 2003                                                         0.00005
Oct. 23, 2003                                                          0.00005
Nov. 21, 2003                                                          0.00005
Dec. 30, 2003                                                          0.00006
Jan. 29, 2004                                                          0.00004
Feb. 26, 2004                                                          0.00004
March 30, 2004                                                         0.00005
April 29, 2004                                                         0.00004
May 27, 2004                                                           0.00004
June 29, 2004                                                          0.00005
July 29, 2004                                                          0.00005
Total distributions                                                   $0.00056

--------------------------------------------------------------------------------
23   --   AXP CASH MANAGEMENT FUND   --   2004 ANNUAL REPORT

Class C

Income distributions -- taxable as dividend income:
     Qualified Dividend Income for individuals                           0.00%
     Dividends Received Deduction for corporations                       0.00%

Payable date                                                         Per share
Aug. 22, 2003                                                         $0.00005
Sept. 22, 2003                                                         0.00004
Oct. 23, 2003                                                          0.00005
Nov. 21, 2003                                                          0.00004
Dec. 30, 2003                                                          0.00005
Jan. 29, 2004                                                          0.00004
Feb. 26, 2004                                                          0.00007
March 30, 2004                                                         0.00004
April 29, 2004                                                         0.00004
May 27, 2004                                                           0.00006
June 29, 2004                                                          0.00005
July 29, 2004                                                          0.00005
Total distributions                                                   $0.00058

Class I

Income distributions -- taxable as dividend income:
     Qualified Dividend Income for individuals                           0.00%
     Dividends Received Deduction for corporations                       0.00%

Payable date                                                         Per share
March 30, 2004                                                         0.00070
April 29, 2004                                                         0.00057
May 27, 2004                                                           0.00054
June 29, 2004                                                          0.00068
July 29, 2004                                                          0.00066
Total distributions                                                   $0.00315

Class Y

Income distributions -- taxable as dividend income:
     Qualified Dividend Income for individuals                           0.00%
     Dividends Received Deduction for corporations                       0.00%

Payable date                                                         Per share
Aug. 22, 2003                                                         $0.00035
Sept. 22, 2003                                                         0.00036
Oct. 23, 2003                                                          0.00044
Nov. 21, 2003                                                          0.00038
Dec. 30, 2003                                                          0.00052
Jan. 29, 2004                                                          0.00040
Feb. 26, 2004                                                          0.00037
March 30, 2004                                                         0.00040
April 29, 2004                                                         0.00036
May 27, 2004                                                           0.00034
June 29, 2004                                                          0.00044
July 29, 2004                                                          0.00045
Total distributions                                                   $0.00481

--------------------------------------------------------------------------------
24   --   AXP CASH MANAGEMENT FUND   --   2004 ANNUAL REPORT

Fund Expenses Example

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended July 31, 2004.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
25   --   AXP CASH MANAGEMENT FUND   --   2004 ANNUAL REPORT

                                                       Beginning          Ending                   Expenses paid
                                                     account value     account value             during the period
                                                     Feb. 1, 2004      July 31, 2004        Feb. 1, 2004-July 31, 2004
Class A
     Actual(e)                                          $1,000            $1,001.70                  $3.98(a)
     Hypothetical (5% return before expenses)           $1,000            $1,020.89                  $4.02(a)
Class B
     Actual(e)                                          $1,000            $1,000.30                  $5.42(b), (g)
     Hypothetical (5% return before expenses)           $1,000            $1,019.44                  $5.47(b), (g)
Class C
     Actual(e)                                          $1,000            $1,000.30                  $5.42(c), (g)
     Hypothetical (5% return before expenses)           $1,000            $1,019.44                  $5.47(c), (g)
Class I(f)
     Actual                                                N/A                  N/A                     N/A
     Hypothetical (5% return before expenses)              N/A                  N/A                     N/A
Class Y
     Actual(e)                                          $1,000            $1,002.40                  $3.34(d)
     Hypothetical (5% return before expenses)           $1,000            $1,021.53                  $3.37(d)

(a) Expenses are equal to the Fund's Class A annualized expense ratio of 0.80%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

(b) Expenses are equal to the Fund's Class B annualized expense ratio of 1.09%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

(c) Expenses are equal to the Fund's Class C annualized expense ratio of 1.09%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

(d) Expenses are equal to the Fund's Class Y annualized expense ratio of 0.67%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

(e) Based on the actual return for the six months ended July 31, 2004: 0.17% for Class A, 0.03% for Class B, 0.03% for Class C and 0.24% for Class Y

(f) The values and expenses paid are not presented because Class I does not have a full six months of history. The inception date for Class I was March 4, 2004.

(g) From time to time, AEFC and its affiliates may limit the expenses of one or more classes for the purpose of increasing its yield. This expense limitation policy may be revised or terminated at any time without notice. For the six-month period ended July 31, 2004, AEFC and its affiliates waived certain fees and expenses for Class B and Class C. If this fee waiver had not been in place for the entire six-month period ended July 31, 2004, the actual expenses paid would have been: $7.71 for Class B and $7.21 for Class C; the hypothetical expenses paid would have been: $7.77 for Class B and $7.27 for Class C.

--------------------------------------------------------------------------------
26   --   AXP CASH MANAGEMENT FUND   --   2004 ANNUAL REPORT

Board Members and Officers

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.

The following is a list of the Fund's board members. Each member oversees 14 Master Trust portfolios and 87 American Express mutual funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the board.

Independent Board Members

Name, address, age                     Position held with Fund   Principal occupation during past   Other directorships
                                       and length of service     five years
-------------------------------------- ------------------------- ---------------------------------- ---------------------------
Arne H. Carlson                        Board member since 1999   Chair, Board Services
901 S. Marquette Ave.                                            Corporation (provides
Minneapolis, MN 55402                                            administrative services to
Age 69                                                           boards). Former Governor of
                                                                 Minnesota
-------------------------------------- ------------------------- ---------------------------------- ---------------------------
Philip J. Carroll, Jr.                 Board member since 2002   Retired Chairman and CEO, Fluor    Scottish Power PLC,
901 S. Marquette Ave.                                            Corporation (engineering and       Vulcan Materials Company,
Minneapolis, MN 55402                                            construction) since 1998           Inc. (construction
Age 66                                                                                              materials/chemicals)
-------------------------------------- ------------------------- ---------------------------------- ---------------------------
Livio D. DeSimone                      Board member since 2001   Retired Chair of the Board and     Cargill, Incorporated
0 Seventh Street East                                            Chief Executive Officer,           (commodity merchants and
Suite 3050                                                       Minnesota Mining and               processors), General
St. Paul, MN 55101-4901                                          Manufacturing (3M)                 Mills, Inc. (consumer
Age 70                                                                                              foods), Vulcan Materials
                                                                                                    Company (construction
                                                                                                    materials/chemicals),
                                                                                                    Milliken & Company
                                                                                                    (textiles and chemicals),
                                                                                                    and Nexia Biotechnologies,
                                                                                                    Inc.
-------------------------------------- ------------------------- ---------------------------------- ---------------------------
Anne P. Jones                          Board member since 1985   Attorney and Consultant
901 S. Marquette Ave.
Minneapolis, MN 55402
Age 69
-------------------------------------- ------------------------- ---------------------------------- ---------------------------
Stephen R. Lewis, Jr.*                 Board member since 2002   Retired President and Professor    Valmont Industries, Inc.
901 S. Marquette Ave.                                            of Economics, Carleton College     (manufactures irrigation
Minneapolis, MN 55402                                                                               systems)
Age 65
-------------------------------------- ------------------------- ---------------------------------- ---------------------------

* Interested person of AXP Partners International Aggressive Growth Fund by reason of being a security holder of FleetBoston Financial Corporation, parent company of Columbia Wanger Asset Management, L.P., one of the fund's subadvisers.

--------------------------------------------------------------------------------
27   --   AXP CASH MANAGEMENT FUND   --   2004 ANNUAL REPORT

Independent Board Members (continued)

Name, address, age                     Position held with Fund   Principal occupation during past   Other directorships
                                       and length of service     five years
-------------------------------------- ------------------------- ---------------------------------- ---------------------------
Alan K. Simpson                        Board member since 1997   Former three-term United States
1201 Sunshine Ave.                                               Senator for Wyoming
Cody, WY 82414
Age 72
-------------------------------------- ------------------------- ---------------------------------- ---------------------------
Alison Taunton-Rigby                   Board member since 2002   Founder and Chief Executive
901 S. Marquette Ave.                                            Officer, RiboNovix, Inc. since
Minneapolis, MN 55402                                            2004; President, Forester
Age 60                                                           Biotech since 2000; prior to
                                                                 that, President and CEO, Aquila
                                                                 Biopharmaceuticals, Inc.
-------------------------------------- ------------------------- ---------------------------------- ---------------------------

Board Member Affiliated with AEFC**

Name, address, age                     Position held with Fund   Principal occupation during past   Other directorships
                                       and length of service     five years
-------------------------------------- ------------------------- ---------------------------------- ---------------------------
William F. Truscott                    Board member since        Senior Vice President - Chief
53600 AXP Financial Center             2001, Vice President      Investment Officer of AEFC since
Minneapolis, MN 55474                  since 2002                2001. Former Chief Investment
Age 43                                                           Officer and Managing Director,
                                                                 Zurich Scudder Investments
-------------------------------------- ------------------------- ---------------------------------- ---------------------------

** Interested person by reason of being an officer, director and/or employee of AEFC.

--------------------------------------------------------------------------------
28   --   AXP CASH MANAGEMENT FUND   --   2004 ANNUAL REPORT

The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the board. In addition to Mr. Truscott, who is vice president, the Fund's other officers are:

Other Officers

Name, address, age                     Position held with Fund   Principal occupation during past   Other directorships
                                       and length of service     five years
-------------------------------------- ------------------------- ---------------------------------- ---------------------------
Jeffrey P. Fox                         Treasurer since 2002      Vice President - Investment
50005 AXP Financial Center                                       Accounting, AEFC, since 2002;
Minneapolis, MN 55474                                            Vice President - Finance,
Age 49                                                           American Express Company,
                                                                 2000-2002; Vice President -
                                                                 Corporate Controller, AEFC,
                                                                 1996-2000
-------------------------------------- ------------------------- ---------------------------------- ---------------------------
Paula R. Meyer                         President since 2002      Senior Vice President and
596 AXP Financial Center                                         General Manager - Mutual Funds,
Minneapolis, MN 55474                                            AEFC, since 2002; Vice President
Age 50                                                           and Managing Director - American
                                                                 Express Funds, AEFC, 2000-2002;
                                                                 Vice President, AEFC, 1998-2000
-------------------------------------- ------------------------- ---------------------------------- ---------------------------
Leslie L. Ogg                          Vice President, General   President of Board Services
901 S. Marquette Ave.                  Counsel, and Secretary    Corporation
Minneapolis, MN 55402                  since 1978
Age 65
-------------------------------------- ------------------------- ---------------------------------- ---------------------------

The SAI has additional information about the Fund's directors and is available, without charge, upon request by calling (800) 862-7919.

Proxy Voting

The policy of the Board is to vote all proxies of the companies in which the Fund holds investments. The procedures are stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling
(800) 862-7919; by looking at the Web site americanexpress.com/funds; or by searching the Web site of the Securities and Exchange Commission http://www.sec.gov. You may view the Fund's voting record for all portfolio companies whose shareholders meetings were completed the previous quarter on americanexpress.com/funds or obtain a copy by calling the Fund's administrator, Board Services Corporation, collect at (612) 330-9283. In addition, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available at http://www.sec.gov.

--------------------------------------------------------------------------------
29   --   AXP CASH MANAGEMENT FUND   --   2004 ANNUAL REPORT

(logo)
AMERICAN
 EXPRESS
(R)

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

Item 2. (a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer. A copy of the code of ethics is filed as an exhibit to this form N-CSR.

         (b) During the period covered by this report, there were not any amendments to the provisions of the code of ethics adopted in 2(a) above.

         (c) During the period covered by this report, there were not any implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a).

Item 3. The Registrant's board of directors has determined that independent directors Livio D. DeSimone and Anne P. Jones, each qualify as audit committee financial experts.

Item 4.  Principal Accountant Fees and Services

Fund - Related Fees*

(a) Audit Fees. The fees paid for the years ended July 31, to KPMG LLP for professional services rendered for the audits of the annual financial statements for AXP Money Market Series, Inc. were as follows:

                        2004 - $37,027;                       2003 - $31,439

(b) Audit - Related Fees. The fees paid for the years ended July 31, to KPMG LLP for additional professional services rendered in connection with the registrant's security count pursuant to Rule 17f-2 for AXP Money Market Series, Inc. were as follows:

                        2004 - $879;                          2003 - $1,149

(c) Tax Fees. The fees paid for the years ended July 31, to KPMG LLP for tax compliance related services for AXP Money Market Series, Inc. were as follows:

                        2004 - $2,275;                        2003 - $2,150

(d) All Other Fees. The fees paid for the years ended July 31, to KPMG LLP for additional professional services rendered in connection to proxy filing for AXP Money Market Series, Inc. were as follows:

                        2004 - None;                          2003 - $76

(e) (1) Audit Committee Pre-Approval Policy. Pursuant to Sarbanes-Oxley pre-approval requirements, all services to be performed by KPMG LLP for the registrant and to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant must be pre-approved by the audit committee.

(e) (2) 100% of the services performed for items (b) through (d) above during 2004 and 2003 were pre-approved by the audit committee with the exception of the 2003 tax fees.

(f)      Not applicable.

(g) Non-Audit Fees. The fees paid for the years ended July 31, by the registrant for non-audit services to KPMG LLP were as follows:

                        2004 - None;                          2003 - None

         The fees paid for the years ended July 31, to KPMG LLP by the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were as follows:

                        2004 - $88,450;                       2003 - $184,000

(h) For the fees disclosed in item (g) above, 100% and 97% of the fees for services performed during 2004 and 2003, respectively, were pre-approved by the audit committee. The exception was a 2003 tax research request by the adviser on defaulted securities for $5,000. The amounts not pre-approved are compatible with maintaining KPMG LLP's independence.

 * 2003 represents bills paid 8/1/02 - 7/31/03
   2004 represents bills paid 8/1/03 - 7/31/04

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 9.  Submission of matters to a vote of security holders. Not applicable.

Item 10. Controls and Procedures.

         (a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

         (b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 11. Exhibits.

         (a)(1) Code of ethics as applies to the Registrant's principal executive officer and principal financial officer, as required to be disclosed under Item 2 of Form N-CSR, is attached as Ex. 99.CODE ETH.

         (a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by
         Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

         (a)(3) Not applicable.

         (b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  AXP Money Market Series, Inc.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          October 1, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          October 1, 2004


By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          October 1, 2004